Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Larsen & Toubro Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Emerging Markets Fund Class 3 | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Larsen & Toubro Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Emerging Markets Fund Class 2 | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Samsung Electronics Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | PT Bank Central Asia Tbk [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | PDD Holdings, Inc., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Larsen & Toubro Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.80%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | INDONESIA
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | GREECE
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio - Emerging Markets Fund Class 1 | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	1.10%